Cash Flows $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Cash flows from operating activities
Profit for the year		₩ 3,313,199	[1],[2],[3],[4]	$ 2,867,429	[1],[2],[3],[4]	₩ 3,061,946	[3],[4]	₩ 3,343,461
Adjustment for non-cash items
Net gain on financial assets/liabilities at fair value through profit or loss		(438,567)	[1],[3]	(379,561)	[1],[3]	(104,755)	[3]	0
Net loss (gain) on financial assets/liabilities at fair value through profit or loss (under IAS 39)		0	[1],[3]	0	[1],[3]	0	[3]	(106,868)
Net loss(gain) on derivative financial instruments for hedging purposes		(3,835)	[1],[3]	(3,319)	[1],[3]	186,029	[3]	(135,363)
Adjustment of fair value of derivative financial instruments		282	[1],[3]	244	[1],[3]	410	[3]	(1,000)
Provision for credit losses		670,185	[1],[2],[3],[4]	580,016	[1],[2],[3],[4]	673,694	[3],[4]	548,244
Net loss(gain) on financial investments		(206,192)	[1],[3]	(178,450)	[1],[3]	(99,253)	[3]	110,156
Share of profit of associates and joint ventures		(16,451)	[1],[2],[3],[4]	(14,238)	[1],[2],[3],[4]	(24,260)	[3],[4]	(84,274)
Depreciation and amortization expense		784,431	[1],[3]	678,891	[1],[3]	409,481	[3]	371,150
Depreciation and amortization expense on VOBA		192,459	[1],[3]	166,565	[1],[3]	214,153	[3]	179,193
Other net losses (gains) on property and equipment/intangible assets		(33,238)	[1],[3]	(28,766)	[1],[3]	(138,553)	[3]	30,893
Share-based payments		49,418	[1],[3]	42,769	[1],[3]	10,930	[3]	73,370
Policy reserve appropriation		1,546,271	[1],[3]	1,338,230	[1],[3]	1,608,175	[3]	1,644,389
Post-employment benefits		231,913	[1],[3]	200,711	[1],[3]	220,215	[3]	233,501
Net interest expense		313,550	[1],[3]	271,364	[1],[3]	277,152	[3]	363,803
Loss (gain) on foreign currency translation		(74,488)	[1],[3]	(64,467)	[1],[3]	(142,586)	[3]	(70,399)
Gains on bargain purchase		0	[1],[3]	0	[1],[3]	0	[3]	(122,986)
Net other expense		390,074	[1],[3]	337,592	[1],[3]	207,025	[3]	204,122
Adjustment for non-cash items (Sub-total)		3,405,812	[1],[3]	2,947,581	[1],[3]	3,297,857	[3]	3,237,931
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss		(916,415)	[1],[3]	(793,117)	[1],[3]	(8,446,927)	[3]	0
Financial asset at fair value through profit or loss (under IAS 39)		0	[1],[3]	0	[1],[3]	0	[3]	(3,946,805)
Derivative financial instruments		(644,342)	[1],[3]	(557,650)	[1],[3]	151,297	[3]	(295,795)
Loans at fair value through other comprehensive income		15,536	[1],[3]	13,446	[1],[3]	(40,413)	[3]	0
Loans at amortized cost		(21,681,258)	[1],[3]	(18,764,179)	[1],[3]	(31,334,606)	[3]	(22,465,758)
Current income tax assets		(9,091)	[1],[3]	(7,868)	[1],[3]	(3,668)	[3]	59,334
Deferred income tax assets		803	[1],[3]	695	[1],[3]	(557)	[3]	3,186
Other assets		(3,668,385)	[1],[3]	(3,174,826)	[1],[3]	(2,292,160)	[3]	(3,938,297)
Financial liabilities at fair value through profit or loss		(77,231)	[1],[3]	(66,840)	[1],[3]	3,690,005	[3]	0
Financial liabilities at fair value through profit or loss (under IAS 39)		0	[1],[3]	0	[1],[3]	0	[3]	66,222
Deposits		28,480,993	[1],[3]	24,649,052	[1],[3]	20,679,844	[3]	18,858,210
Current income tax liabilities		(266,204)	[1],[3]	(230,388)	[1],[3]	264,765	[3]	0
Deferred income tax liabilities		235,209	[1],[3]	203,563	[1],[3]	115,208	[3]	108,355
Other liabilities		1,212,080	[1],[3]	1,049,002	[1],[3]	1,899,791	[3]	133,931
Changes in operating assets and liabilities (Sub-total)		2,681,695	[1],[3]	2,320,890	[1],[3]	(15,317,421)	[3]	(11,417,417)
Net cash inflow (outflow) from operating activities		9,400,706	[1],[3]	8,135,900	[1],[3]	(8,957,618)	[3]	(4,836,025)
Cash flows from investing activities
Net cash flows from derivative financial instruments for hedging purposes		(206,680)	[1],[3]	(178,872)	[1],[3]	42,305	[3]	0
Disposal of financial asset at fair value through profit or loss		11,364,615	[1],[3]	9,835,576	[1],[3]	9,582,940	[3]	0
Acquisition of financial asset at fair value through profit or loss		(12,359,886)	[1],[3]	(10,696,940)	[1],[3]	(8,707,420)	[3]	0
Disposal of financial investments		69,489,132	[1],[3]	60,139,799	[1],[3]	60,773,660	[3]	38,050,549
Acquisition of financial investments		(79,083,472)	[1],[3]	(68,443,280)	[1],[3]	(64,729,380)	[3]	(46,538,295)
Disposal of investments in associates and joint ventures		26,185	[1],[3]	22,662	[1],[3]	34,717	[3]	141,052
Acquisition of investments in associates and joint ventures		(92,200)	[1],[3]	(79,795)	[1],[3]	(187,077)	[3]	(53,375)
Disposal of property and equipment		12,786	[1],[3]	11,066	[1],[3]	2,272	[3]	31,167
Acquisition of property and equipment		(608,736)	[1],[3]	(526,834)	[1],[3]	(452,270)	[3]	(298,368)
Disposal of investment property		94,207	[1],[3]	81,532	[1],[3]	140,969	[3]	1,593
Acquisition of investment property		(806,088)	[1],[3]	(697,634)	[1],[3]	(1,288,125)	[3]	(262)
Disposal of intangible assets		14,694	[1],[3]	12,717	[1],[3]	10,706	[3]	7,603
Acquisition of intangible assets		(333,557)	[1],[3]	(288,679)	[1],[3]	(126,163)	[3]	(111,894)
Net cash flows from the change in subsidiaries	[3]	91,592	[1]	79,269	[1]	188,140
Net cash flows from the change in subsidiaries								(405,817)
Others		62,984	[1],[3]	54,510	[1],[3]	234,440	[3]	446,628
Net cash outflow from investing activities		(12,334,424)	[1],[3]	(10,674,903)	[1],[3]	(4,480,286)	[3]	(8,729,419)
Cash flows from financing activities
Net cash flows from derivative financial instruments for hedging purposes		(28,631)	[1],[3]	(24,779)	[1],[3]	15,044	[3]	63,827
Net increase in debts		5,027,313	[1],[3]	4,350,919	[1],[3]	4,216,014	[3]	4,272,011
Increase in debentures		93,655,747	[1],[3]	81,054,945	[1],[3]	143,603,589	[3]	139,700,967
Decrease in debentures		(96,145,669)	[1],[3]	(83,209,864)	[1],[3]	(135,180,630)	[3]	(129,235,557)
Increase in other payables from trust accounts		(68,648)	[1],[3]	(59,412)	[1],[3]	267,077	[3]	587,523
Dividends paid to shareholders of the parent company		(759,736)	[1],[3]	(657,518)	[1],[3]	(766,728)	[3]	(497,969)
Dividends paid on hybrid securities		(6,513)	[1],[3]	(5,637)	[1],[3]	0	[3]	0
Disposal of treasury shares		0	[1],[3]	0	[1],[3]	0	[3]	3,515
Acquisition of treasury shares		(274,317)	[1],[3]	(237,409)	[1],[3]	(224,700)	[3]	(185,532)
Dividends paid to non-controlling interests		0	[1],[3]	0	[1],[3]	0	[3]	(5,156)
Increase in non-controlling interests		574,580	[1],[3]	497,274	[1],[3]	0	[3]	(163,658)
Issuance of hybrid securities		399,205	[1],[3]	345,494	[1],[3]	0	[3]	0
Principal elements of lease payments		(229,750)	[1],[3]	(198,838)	[1],[3]	0	[3]	0
Others		134,027	[1],[3]	115,994	[1],[3]	(185,894)	[3]	148,775
Net cash inflow from financing activities		2,277,608	[1],[3]	1,971,169	[1],[3]	11,743,772	[3]	14,688,746
Effect of exchange rate changes on cash and cash equivalents		137,019	[1],[3]	118,584	[1],[3]	(67,950)	[3]	(133,240)
Net increase (decrease) in cash and cash equivalents		(519,091)	[1],[3]	(449,250)	[1],[3]	(1,762,082)	[3]	990,062
Cash and cash equivalents at the beginning of the year		6,642,816	[3],[5]	5,749,066	[3],[5]	8,404,898	[3]	7,414,836
Cash and cash equivalents at the end of the year	[3]	₩ 6,123,725	[1]	$ 5,299,816	[1]	₩ 6,642,816	[5]	₩ 8,404,898

[1]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[3]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[4]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[5]	The condensed statement of cash flow for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.